Segmented information (Tables)	6 Months Ended
Feb. 28, 2023
Segmented Information
Schedule of operating segments

	Three months ended February 28,		Six months ended February 28,
Revenue	2023	2022	2023	2022
Tanzania	$10,098	$3,334	$19,816	$3,334
Total revenue	$10,098	$3,334	$19,816	$3,334

Non-current assets	February 28, 2023	August 31, 2022
Canada	$64	$-
Tanzania	61,886	55,993
Total non-current assets	$61,950	$55,993